Redeemable Preferred Shares and Convertible Bond (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary Of Group's Redeemable Preferred Shares Activities
The Group’s redeemable preferred shares activities for the years ended December 31, 2018, 2019 and 2020 are summarized below:

	Series A Shares		Series B Shares		Series B+ Shares		Series B++ Shares
	Number of Shares	Amount (RMB)	Number of Shares	Amount (RMB)	Number of Shares	Amount (RMB)	Number of Shares	Amount (RMB)

Balances as of January 1, 2018	204,022,000	73,225	185,512,580	223,998	43,937,180	70,005	—	—
	—	—	—	—	—	—	16,574,460	25,427
Redeemable Preferred Shares redemption value accretion	—	5,165	—	17,920	—	5,601	—	432
Balances as of December 31, 2018	204,022,000	78,390	185,512,580	241,918	43,937,180	75,606	16,574,460	25,859

Balances as of January 1, 2019	204,022,000	78,390	185,512,580	241,918	43,937,180	75,606	16,574,460	25,859
Redeemable Preferred Shares redemption value accretion	—	5,682	—	19,354	—	6,048	—	1,770

Balances as of December 31, 2019	204,022,000	84,072	185,512,580	261,272	43,937,180	81,654	16,574,460	27,629

Balances as of January 1, 2020	204,022,000	84,072	185,512,580	261,272	43,937,180	81,654	16,574,460	27,629
Redeemable Preferred Shares redemption value accretion	—	788	—	2,634	—	701	—	151
Conversion and re-designation of preferred shares into Class A common shares	(204,022,000)	(84,860)	(185,512,580)	(263,906)	(43,937,180)	(82,355)	(16,574,460)	(27,780)

Balances as of December 31, 2020	—	—	—	—	—	—	—	—